Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

12. Subsequent Events

On February 5, 2024 the Company received net proceeds of approximately $4.9 million dollars from an underwritten public offering of 1,507,139 shares of common stock (or pre-funded warrants in lieu thereof) and accompanying warrants to purchase 1,507,139 shares of common stock at an offering price of $3.782. The 5 year warrants have an exercise price of $4.16. On February 21, 2024, the underwriters elected to take an overallotment of 218,382 common shares and the Company received net proceeds of approximately $750,000.